Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Stock Options (Details) [Line Items]
Outstanding and vested options	2,400,000	2,400,000
Exercise price (in Dollars per share)	$ 0.4
Remaining life of options	1 year 1 month 24 days
Stock Incentive Plan [Member]
Stock Options (Details) [Line Items]
Reserved shares			2,400,000